SHAREHOLDERS' EQUITY (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Aug. 31, 2019	Nov. 30, 2018
Shareholders' Equity [Abstract]
Shares repurchased (in shares)	342,492	0	2,010,437	0
Average price per share repurchased (in dollars per share)	$ 16.83		$ 16.29
Repurchase of shares before commissions and fees	$ 5,800,000		$ 32,800,000
Dividends declared and paid	$ 0	$ 0	$ 0	$ 0
Shares issued in connection with SARs exercised (in shares)	202,610		258,828
November 2018 Repurchase Program [Member]
Shareholders' Equity [Abstract]
Approved share repurchase program						$ 50,000,000
August 2019 Repurchase Program [Member]
Shareholders' Equity [Abstract]
Approved share repurchase program					$ 50,000,000
Remaining amount authorized	$ 50,000,000		$ 50,000,000